Related Party Balances And Transactions - Summary of Amounts Due from Related Parties (Detail)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 123,636,927
Shanghai Autohome Financing Lease Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,253,833
Mr Jiayuan Lin [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	79,548,880
Shanghai Wangjin Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 42,834,214